Taxation (Tables)	12 Months Ended
Sep. 30, 2024
Taxation [Abstract]
Schedule of Components of the Income Taxes (Benefit) Expense

The components of the income taxes (benefit) expense are:

	For the years ended September 30,
	2024	2023	2022
Current	$—	$—	$242,834
Deferred	(3,112)	(7,476)	(17,184)
Total income taxes (benefit) expense	$(3,112)	$(7,476)	$225,650

Schedule of Significant Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of September 30,
	2024	2023
Deferred tax assets	$—	$—
Current period addition(1)	5,620	31,456
Current period reversal	—	—
Exchange rate effect	—	—
Gross deferred tax assets	5,620	31,456
Less: valuation allowance(1)	(5,620)	(31,456)
Total deferred tax assets	$—	$—

(1)	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 and $31,456 for the years ended September 30, 2024 and 2023, respectively.

Significant components of deferred tax liabilities were as follows:

	As of September 30,
	2024	2023
Deferred tax liabilities(1)	$14,415	$21,785
Current year reversal(2)	(3,112)	(7,476)
Exchange rate effect	87	106)
Balance at end of the year	$11,390	$14,415

(1)	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $14,415 at the beginning of the year ended September 30, 2024. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities for the year ended September 30, 2024 and 2023 were as the recognition of reverse due to renewal of HK$24,313 and HK$58,525 respectively during the fiscal years 2024 and 2023.

Schedule of Net (Loss) Income Before Income Tax is Attributable

Net (loss) income before income tax is attributable to the following tax jurisdictions:

	For the years ended September 30,
	2024	2023	2022
Hong Kong	$(2,005,456)	$(466,932)	$1,490,886
Cayman	(4,874,486)	(576,295)	89,302
Net (loss) income before income tax	$(6,879,942)	$(1,043,227)	$1,580,188

Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Expense (Benefit)

Reconciliation between the Hong Kong statutory tax rates to income before income taxes (benefit) expense for income taxes is as follows:

	For the years ended September 30,
	2024	2023	2022
(Loss) income before income taxes expense	$(6,879,942)	$(1,043,227)	$1,580,188
Income tax statutory rate	16.5%	16.5%	16.5%
Income tax (benefit) expense at statutory tax rate	(1,135,190)	(172,132)	260,731
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands	804,290	95,089	(14,735)
Effect of valuation allowance on deferred tax assets	5,620	31,456	—
Effect of non-deductible item	326,541	27,556	—
Effect of different tax rates for the first HK$2 million(1)	8,710	10,555	(20,346)
Tax effect of utillisation of tax losses not recognised in prior year	(13,083)	—	—
Income taxes (benefit) expense	$(3,112)	$(7,476)	$225,650

Effective income tax rate	0.05%	0.72%	14.28%

(1)	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.